Note 10 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
		Customer			Other intangible
[US$ thousands]	Goodwill	relationships	Technology	Trademarks	assets	Total
Cost
Cost as of January 1, 2018	421,578	40,700	14,545	70,600	2,020	549,443
Additions (1)	-	-	4,132	-	27	4,159
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2018	421,578	40,700	18,677	70,600	2,047	553,602

Additions (1)	-	-	3,545	-	-	3,545
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2019	421,578	40,700	22,222	70,600	2,047	557,147

Amortization and impairment
As of January 1, 2018	-	3,477	4,028	-	1,741	9,246
Amortization for the year	-	2,980	4,094	-	261	7,335
Disposals	-	-		-	-	-
Exchange differences	-	-		-	-	-
As of December 31, 2018	-	6,457	8,122	-	2,002	16,581

Amortization for the year	-	2,980	5,203	-	2	8,185
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	(4)	(4)
As of December 31, 2019	-	9,437	13,325	-	2,000	24,762

Net book value as of December 31, 2018	421,578	34,243	10,555	70,600	45	537,022
Net book value as of December 31, 2019	421,578	31,263	8,897	70,600	47	532,385

Disclosure of intangible assets with indefinite and definite useful life [text block]
	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 year	Up to 5 year	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line